Net Loss Per Share (Details)	12 Months Ended
Mar. 31, 2024 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculation of diluted earnings per share	1,024,126
Investor [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from calculation of diluted earnings per share	2,250